INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Summary of income tax expense
Income tax expense consist of the following:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Current income tax expense:
PRC	80,548	111,552	168,924
Deferred income tax expense (benefit):
PRC	81,099	(17,637)	(131,917)

Total income tax expense	161,647	93,915	37,007

Summary of significant components of deferred tax assets and deferred tax liabilities
The following table sets forth the significant components of the deferred tax assets and deferred tax liabilities:

	Year Ended December 31,
	2018	2019
	RMB	RMB
Deferred tax assets
Payroll and welfare payable	16,880	12,131
Accrued expenses	20,462	16,199
Allowance for uncollectible receivables and contract assets	101,048	37,932
Liabilities from the investor assurance program	306,655	—
Net loss carryforward	576,810	13,595
Liabilities related to customer incentive	23,423	44,216

Gross deferred tax assets	1,045,278	124,073
Valuation allowances	(619,533)	(1,909)

Net deferred tax assets	425,745	122,164

Deferred tax liabilities
Uncollected revenues	(369,718)	(53,872)

Total deferred tax liabilities	(369,718)	(53,872)

Net deferred tax assets (after offsetting)	56,027	68,292

Summary of reconciliations of differences between prc statutory income tax rate and group's effective income tax rate
Reconciliations of the differences between PRC statutory income tax rate and the Company’s effective income tax rate for the years ended December 31, 2017, 2018 and 2019 are as follows:

	Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Statutory income tax rate	25.00%	25.00%	25.00%
Non-deductible expense	2.57%	2.62%	6.66%
Research and Development expense super deduction	(0.31%)	(1.44%)	(2.97%)
Effect of tax holiday	(4.24%)	(12.87%)	(18.86%)
Different tax rate of entities operating in other jurisdiction	0.00%	0.00%	(0.07%)
Valuation allowance	0.00%	0.00%	0.32%
Change in tax rate	0.79%	0.00%	(3.13%)
True up	0.00%	0.00%	(0.40	% )

Effective tax rate	23.81%	13.31%	6.55%

Summary of effect of tax holiday
The effect of the tax holiday on the income per share is as follows:

	Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Tax saving amount due to HNTE status	29,739	90,819	106,516
Tax saving amount due to other jurisdiction	—	—	(411)
Income per share effect-basic and diluted	0.15	0.45	0.52